Leases - Schedule of Amounts Recognized in the Consolidated Statements of Financial Position (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Right-of-use assets
- Non-current	RM 2,277,208	$ 509,498	RM 2,141,293
Lease liabilities
- Non-current	2,095,605	468,868	1,757,179
- Current	397,705	88,982	459,849
Lease liabilities	RM 2,493,310	$ 557,850	RM 2,217,028